Property, Plant and Equipment (Schedule Of Original Cost Of Utility Plant In Service) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Entity Information [Line Items]
Production	$ 4,191,223	$ 4,154,919
Transmission	408,380	398,903
Distribution	1,671,861	1,594,208
General plant	258,931	250,582
Total utility plant in service	6,530,395	6,398,612
Indianapolis Power And Light Company
Entity Information [Line Items]
Production	4,191,223	4,154,919
Transmission	408,380	398,903
Distribution	1,671,861	1,594,208
General plant	258,931	250,582
Total utility plant in service	$ 6,530,395	$ 6,398,612